Related Parties Transactions (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Feb. 17, 2022	Jan. 01, 2020 USD ($)
Related Party Transactions [Abstract]
Gross amount (in New Shekels) | ₪		₪ 45
Current liability				$ 357
Interest rate		15.45%	5.00%
Additional paid-in capital	$ 112